Schedule of Investments(a)
May 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.54%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)	401,488	$12,939,958
Omnicom Group, Inc.(b)	173,706	12,960,205
		25,900,163
Aerospace & Defense–1.91%
Boeing Co. (The)(c)	75,158	9,875,761
General Dynamics Corp.	56,973	12,813,797
Howmet Aerospace, Inc.	392,680	14,046,164
Huntington Ingalls Industries, Inc.	64,275	13,527,317
L3Harris Technologies, Inc.	52,981	12,763,123
Lockheed Martin Corp.	30,168	13,277,238
Northrop Grumman Corp.	30,358	14,206,633
Raytheon Technologies Corp.	136,660	12,999,099
Textron, Inc.	191,431	12,498,530
TransDigm Group, Inc.(c)	21,226	12,849,584
		128,857,246
Agricultural & Farm Machinery–0.18%
Deere & Co.	34,008	12,167,382
Agricultural Products–0.21%
Archer-Daniels-Midland Co.	158,434	14,388,976
Air Freight & Logistics–0.81%
C.H. Robinson Worldwide, Inc.	129,549	14,057,362
Expeditors International of Washington, Inc.	133,036	14,479,638
FedEx Corp.	62,131	13,953,380
United Parcel Service, Inc., Class B	64,959	11,838,778
		54,329,158
Airlines–1.19%
Alaska Air Group, Inc.(c)	271,305	13,093,179
American Airlines Group, Inc.(b)(c)	944,728	16,882,289
Delta Air Lines, Inc.(b)(c)	413,006	17,218,220
Southwest Airlines Co.(c)	329,152	15,094,911
United Airlines Holdings, Inc.(b)(c)	379,842	18,091,875
		80,380,474
Alternative Carriers–0.23%
Lumen Technologies, Inc.(b)	1,240,177	15,179,766
Apparel Retail–0.39%
Ross Stores, Inc.	150,924	12,831,558
TJX Cos., Inc. (The)	215,612	13,706,455
		26,538,013
Apparel, Accessories & Luxury Goods–0.90%
PVH Corp.	182,640	12,943,697
Ralph Lauren Corp.(b)	123,164	12,450,649
Tapestry, Inc.	385,592	13,302,924
Under Armour, Inc., Class A(c)	422,751	4,472,705
Under Armour, Inc., Class C(c)	481,958	4,674,992
VF Corp.	247,571	12,492,433
		60,337,400
Shares		Value
Application Software–2.51%
Adobe, Inc.(c)	31,810	$13,248,229
ANSYS, Inc.(c)	45,109	11,744,579
Autodesk, Inc.(c)	68,874	14,308,573
Cadence Design Systems, Inc.(c)	91,402	14,051,229
Ceridian HCM Holding, Inc.(c)	215,788	12,148,864
Citrix Systems, Inc.	131,114	13,201,869
Intuit, Inc.	30,149	12,495,555
Paycom Software, Inc.(c)	43,681	12,420,256
PTC, Inc.(c)	127,430	14,849,418
Roper Technologies, Inc.	30,638	13,555,477
salesforce.com, inc.(c)	66,928	10,724,543
Synopsys, Inc.(c)	45,098	14,395,282
Tyler Technologies, Inc.(c)	33,253	11,832,082
		168,975,956
Asset Management & Custody Banks–1.52%
Ameriprise Financial, Inc.	48,718	13,459,322
Bank of New York Mellon Corp. (The)	264,902	12,347,082
BlackRock, Inc.	19,279	12,899,193
Franklin Resources, Inc.(b)	485,880	13,157,631
Invesco Ltd.(b)(d)	660,933	12,782,444
Northern Trust Corp.(b)	125,976	14,077,818
State Street Corp.	161,348	11,696,117
T. Rowe Price Group, Inc.(b)	97,155	12,347,429
		102,767,036
Auto Parts & Equipment–0.41%
Aptiv PLC(c)	124,777	13,256,308
BorgWarner, Inc.	364,677	14,703,777
		27,960,085
Automobile Manufacturers–0.54%
Ford Motor Co.	825,753	11,296,301
General Motors Co.(c)(e)	319,082	12,342,092
Tesla, Inc.(b)(c)	16,653	12,627,304
		36,265,697
Automotive Retail–0.78%
Advance Auto Parts, Inc.(b)	64,901	12,322,104
AutoZone, Inc.(c)	7,103	14,629,694
CarMax, Inc.(b)(c)	133,506	13,253,141
O’Reilly Automotive, Inc.(c)	19,619	12,500,638
		52,705,577
Biotechnology–1.67%
AbbVie, Inc.	88,857	13,094,856
Amgen, Inc.	57,877	14,859,341
Biogen, Inc.(c)	67,006	13,401,200
Gilead Sciences, Inc.	228,363	14,809,341
Incyte Corp.(c)	179,133	13,594,403
Moderna, Inc.(b)(c)	95,840	13,928,427
Regeneron Pharmaceuticals, Inc.(c)	20,613	13,702,286
Vertex Pharmaceuticals, Inc.(c)	56,010	15,047,086
		112,436,940

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Brewers–0.22%
Molson Coors Beverage Co., Class B(b)	260,628	$14,553,468
Broadcasting–0.38%
Fox Corp., Class A	236,781	8,408,093
Fox Corp., Class B	108,692	3,555,316
Paramount Global, Class B(b)	406,042	13,939,422
		25,902,831
Building Products–1.28%
A.O. Smith Corp.	201,538	12,116,464
Allegion PLC	118,993	13,285,568
Carrier Global Corp.	306,457	12,046,825
Fortune Brands Home & Security, Inc.	157,905	10,950,712
Johnson Controls International PLC	219,000	11,937,690
Masco Corp.	246,512	13,974,765
Trane Technologies PLC	88,995	12,286,650
		86,598,674
Cable & Satellite–0.52%
Charter Communications, Inc., Class A(c)	23,682	12,005,116
Comcast Corp., Class A	294,205	13,027,398
DISH Network Corp., Class A(b)(c)	440,769	10,062,756
		35,095,270
Casinos & Gaming–0.82%
Caesars Entertainment, Inc.(b)(c)	177,049	8,882,548
Las Vegas Sands Corp.(c)	363,676	12,895,951
MGM Resorts International	330,219	11,547,758
Penn National Gaming, Inc.(b)(c)	310,408	9,920,640
Wynn Resorts Ltd.(b)(c)	183,146	12,105,951
		55,352,848
Commodity Chemicals–0.44%
Dow, Inc.	217,454	14,782,523
LyondellBasell Industries N.V., Class A	128,058	14,630,626
		29,413,149
Communications Equipment–0.87%
Arista Networks, Inc.(c)	110,458	11,297,644
Cisco Systems, Inc.	242,185	10,910,434
F5, Inc.(c)	68,122	11,106,611
Juniper Networks, Inc.(b)	399,670	12,261,876
Motorola Solutions, Inc.	59,724	13,123,752
		58,700,317
Computer & Electronics Retail–0.17%
Best Buy Co., Inc.	140,026	11,490,534
Construction & Engineering–0.19%
Quanta Services, Inc.	107,405	12,781,195
Construction Machinery & Heavy Trucks–0.82%
Caterpillar, Inc.	61,654	13,308,016
Cummins, Inc.	67,823	14,183,146
PACCAR, Inc.	154,805	13,443,266
Wabtec Corp.	148,755	14,051,397
		54,985,825
Construction Materials–0.36%
Martin Marietta Materials, Inc.	35,712	12,119,938
Vulcan Materials Co.	75,548	12,455,599
		24,575,537
Shares		Value
Consumer Electronics–0.19%
Garmin Ltd.	120,629	$12,740,835
Consumer Finance–0.81%
American Express Co.	78,886	13,317,535
Capital One Financial Corp.(b)	101,815	13,018,066
Discover Financial Services	126,784	14,388,716
Synchrony Financial	377,999	14,001,083
		54,725,400
Copper–0.16%
Freeport-McMoRan, Inc.	282,231	11,029,587
Data Processing & Outsourced Services–2.27%
Automatic Data Processing, Inc.	63,903	14,246,535
Broadridge Financial Solutions, Inc.	91,598	13,393,460
Fidelity National Information Services, Inc.	148,255	15,492,647
Fiserv, Inc.(c)	140,681	14,093,423
FleetCor Technologies, Inc.(c)	57,703	14,357,083
Global Payments, Inc.	104,300	13,667,472
Jack Henry & Associates, Inc.	72,211	13,584,333
Mastercard, Inc., Class A	40,780	14,593,939
Paychex, Inc.	109,836	13,600,992
PayPal Holdings, Inc.(c)	137,155	11,686,977
Visa, Inc., Class A(b)	67,333	14,286,043
		153,002,904
Distillers & Vintners–0.43%
Brown-Forman Corp., Class B	211,752	14,001,042
Constellation Brands, Inc., Class A(b)	62,362	15,308,000
		29,309,042
Distributors–0.63%
Genuine Parts Co.	108,843	14,882,104
LKQ Corp.	300,683	15,452,099
Pool Corp.	29,960	11,942,655
		42,276,858
Diversified Banks–0.96%
Bank of America Corp.	328,417	12,217,112
Citigroup, Inc.	244,555	13,061,683
JPMorgan Chase & Co.	102,762	13,588,219
U.S. Bancorp	251,569	13,350,767
Wells Fargo & Co.	273,264	12,507,293
		64,725,074
Diversified Support Services–0.41%
Cintas Corp.	35,866	14,286,504
Copart, Inc.(c)	114,656	13,131,551
		27,418,055
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.	279,197	12,237,205
Electric Utilities–3.43%
Alliant Energy Corp.	219,908	14,034,529
American Electric Power Co., Inc.	138,634	14,144,827
Constellation Energy Corp.	268,554	16,671,832
Duke Energy Corp.	124,789	14,041,258
Edison International	204,431	14,291,771
Entergy Corp.	121,794	14,654,254
Evergy, Inc.	205,829	14,395,680
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Eversource Energy	158,038	$14,590,068
Exelon Corp.	303,577	14,920,810
FirstEnergy Corp.	301,230	12,940,841
NextEra Energy, Inc.	167,025	12,642,122
NRG Energy, Inc.(b)	344,207	15,847,290
Pinnacle West Capital Corp.	179,570	13,943,611
PPL Corp.	504,190	15,216,454
Southern Co. (The)	192,824	14,589,064
Xcel Energy, Inc.	188,220	14,180,495
		231,104,906
Electrical Components & Equipment–0.90%
AMETEK, Inc.	104,837	12,734,551
Eaton Corp. PLC	90,152	12,495,067
Emerson Electric Co.	142,420	12,626,957
Generac Holdings, Inc.(c)	47,029	11,619,925
Rockwell Automation, Inc.	51,535	10,987,262
		60,463,762
Electronic Components–0.38%
Amphenol Corp., Class A(b)	179,936	12,750,265
Corning, Inc.	363,477	13,019,746
		25,770,011
Electronic Equipment & Instruments–0.76%
Keysight Technologies, Inc.(c)	90,801	13,220,626
Teledyne Technologies, Inc.(c)	31,506	12,764,656
Trimble, Inc.(c)	202,308	13,767,059
Zebra Technologies Corp., Class A(c)	34,307	11,602,284
		51,354,625
Electronic Manufacturing Services–0.39%
IPG Photonics Corp.(b)(c)	119,541	12,610,380
TE Connectivity Ltd. (Switzerland)	103,948	13,449,832
		26,060,212
Environmental & Facilities Services–0.63%
Republic Services, Inc.	104,672	14,009,300
Rollins, Inc.	411,338	14,586,046
Waste Management, Inc.	87,444	13,860,748
		42,456,094
Fertilizers & Agricultural Chemicals–0.83%
CF Industries Holdings, Inc.	137,898	13,620,185
Corteva, Inc.	246,880	15,459,626
FMC Corp.	107,448	13,170,976
Mosaic Co. (The)(e)	213,906	13,401,211
		55,651,998
Financial Exchanges & Data–1.62%
Cboe Global Markets, Inc.	116,185	13,048,737
CME Group, Inc., Class A	58,617	11,654,818
FactSet Research Systems, Inc.	32,480	12,400,215
Intercontinental Exchange, Inc.	104,821	10,732,622
MarketAxess Holdings, Inc.	38,662	10,890,312
Moody’s Corp.	43,502	13,118,898
MSCI, Inc.	29,006	12,830,804
Nasdaq, Inc.	80,337	12,473,123
S&P Global, Inc.	34,885	12,191,610
		109,341,139
Shares		Value
Food Distributors–0.21%
Sysco Corp.	170,202	$14,327,604
Food Retail–0.19%
Kroger Co. (The)	236,985	12,553,095
Footwear–0.19%
NIKE, Inc., Class B	108,009	12,836,870
Gas Utilities–0.20%
Atmos Energy Corp.(b)	116,451	13,544,416
General Merchandise Stores–0.58%
Dollar General Corp.(b)	64,437	14,198,048
Dollar Tree, Inc.(c)	90,090	14,444,130
Target Corp.	63,995	10,359,511
		39,001,689
Gold–0.17%
Newmont Corp.	172,260	11,687,841
Health Care Distributors–0.85%
AmerisourceBergen Corp.	91,624	14,182,479
Cardinal Health, Inc.	251,951	14,189,880
Henry Schein, Inc.(c)	157,361	13,476,396
McKesson Corp.	47,097	15,480,313
		57,329,068
Health Care Equipment–2.96%
Abbott Laboratories	116,165	13,644,741
ABIOMED, Inc.(c)	46,184	12,178,721
Baxter International, Inc.	172,350	13,107,217
Becton, Dickinson and Co.	53,287	13,630,815
Boston Scientific Corp.(c)	317,628	13,025,924
DexCom, Inc.(c)	33,939	10,111,786
Edwards Lifesciences Corp.(c)	128,034	12,912,229
Hologic, Inc.(c)	190,741	14,357,075
IDEXX Laboratories, Inc.(c)	26,592	10,413,959
Intuitive Surgical, Inc.(c)	48,395	11,016,638
Medtronic PLC	127,577	12,776,837
ResMed, Inc.	55,635	11,319,497
STERIS PLC	60,547	13,816,825
Stryker Corp.	53,457	12,535,666
Teleflex, Inc.	39,421	11,342,999
Zimmer Biomet Holdings, Inc.	111,472	13,400,049
		199,590,978
Health Care Facilities–0.32%
HCA Healthcare, Inc.	49,607	10,437,313
Universal Health Services, Inc., Class B	87,913	10,954,839
		21,392,152
Health Care REITs–0.56%
Healthpeak Properties, Inc.	408,673	12,133,502
Ventas, Inc.	226,411	12,846,560
Welltower, Inc.	145,215	12,937,204
		37,917,266
Health Care Services–0.98%
Cigna Corp.	58,384	15,663,843
CVS Health Corp.	128,009	12,384,871
DaVita, Inc.(c)	120,442	11,741,891
Laboratory Corp. of America Holdings	49,889	12,308,614
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–(continued)
Quest Diagnostics, Inc.(b)	97,147	$13,699,670
		65,798,889
Health Care Supplies–0.48%
Align Technology, Inc.(c)	33,057	9,177,945
Cooper Cos., Inc. (The)	34,860	12,226,796
DENTSPLY SIRONA, Inc.	271,583	10,743,824
		32,148,565
Health Care Technology–0.20%
Cerner Corp.	141,810	13,450,679
Home Furnishings–0.21%
Mohawk Industries, Inc.(b)(c)	101,022	14,290,572
Home Improvement Retail–0.36%
Home Depot, Inc. (The)	41,811	12,658,280
Lowe’s Cos., Inc.	59,606	11,641,052
		24,299,332
Homebuilding–0.74%
D.R. Horton, Inc.(b)	163,601	12,294,615
Lennar Corp., Class A	152,999	12,278,170
NVR, Inc.(b)(c)	2,787	12,403,878
PulteGroup, Inc.	285,516	12,922,454
		49,899,117
Hotel & Resort REITs–0.22%
Host Hotels & Resorts, Inc.	735,022	14,693,090
Hotels, Resorts & Cruise Lines–1.27%
Booking Holdings, Inc.(c)	6,566	14,731,215
Carnival Corp.(b)(c)	769,616	10,682,270
Expedia Group, Inc.(c)	73,867	9,553,219
Hilton Worldwide Holdings, Inc.	93,427	13,160,127
Marriott International, Inc., Class A	81,942	14,059,609
Norwegian Cruise Line Holdings Ltd.(b)(c)	757,295	12,124,293
Royal Caribbean Cruises Ltd.(b)(c)	193,556	11,239,797
		85,550,530
Household Appliances–0.20%
Whirlpool Corp.(b)	71,440	13,162,106
Household Products–1.04%
Church & Dwight Co., Inc.(b)	139,202	12,536,532
Clorox Co. (The)(b)	101,760	14,791,834
Colgate-Palmolive Co.	179,546	14,150,020
Kimberly-Clark Corp.	112,696	14,990,822
Procter & Gamble Co. (The)	92,480	13,675,942
		70,145,150
Housewares & Specialties–0.20%
Newell Brands, Inc.	613,767	13,159,164
Human Resource & Employment Services–0.16%
Robert Half International, Inc.	121,727	10,973,689
Hypermarkets & Super Centers–0.35%
Costco Wholesale Corp.	25,114	11,708,649
Walmart, Inc.	93,229	11,992,046
		23,700,695
Shares		Value
Independent Power Producers & Energy Traders–0.20%
AES Corp. (The)	596,626	$13,149,637
Industrial Conglomerates–0.58%
3M Co.	93,964	14,027,885
General Electric Co.	143,532	11,237,120
Honeywell International, Inc.	72,680	14,072,302
		39,337,307
Industrial Gases–0.45%
Air Products and Chemicals, Inc.	60,375	14,861,910
Linde PLC (United Kingdom)	47,176	15,317,104
		30,179,014
Industrial Machinery–2.34%
Dover Corp.	87,931	11,774,840
Fortive Corp.	235,511	14,547,514
IDEX Corp.(b)	69,843	13,378,427
Illinois Tool Works, Inc.(b)	64,971	13,518,516
Ingersoll Rand, Inc.	278,317	13,122,647
Nordson Corp.	61,591	13,419,447
Otis Worldwide Corp.	182,943	13,610,959
Parker-Hannifin Corp.	48,878	13,303,125
Pentair PLC	246,192	12,351,453
Snap-on, Inc.	64,391	14,287,075
Stanley Black & Decker, Inc.	90,435	10,733,730
Xylem, Inc.	158,396	13,344,863
		157,392,596
Industrial REITs–0.36%
Duke Realty Corp.	246,971	13,047,478
Prologis, Inc.	89,597	11,421,826
		24,469,304
Insurance Brokers–0.97%
Aon PLC, Class A	44,849	12,363,524
Arthur J. Gallagher & Co.	86,220	13,962,467
Brown & Brown, Inc.	211,213	12,539,716
Marsh & McLennan Cos., Inc.	88,543	14,162,453
Willis Towers Watson PLC	60,006	12,665,466
		65,693,626
Integrated Oil & Gas–0.66%
Chevron Corp.	77,502	13,536,499
Exxon Mobil Corp.	155,971	14,973,216
Occidental Petroleum Corp.	228,560	15,841,494
		44,351,209
Integrated Telecommunication Services–0.42%
AT&T, Inc.	740,487	15,764,968
Verizon Communications, Inc.	249,718	12,808,036
		28,573,004
Interactive Home Entertainment–0.57%
Activision Blizzard, Inc.	164,924	12,844,281
Electronic Arts, Inc.	108,273	15,012,051
Take-Two Interactive Software, Inc.(b)(c)	86,292	10,745,943
		38,602,275
Interactive Media & Services–0.79%
Alphabet, Inc., Class A(c)	2,637	5,999,808
Alphabet, Inc., Class C(c)	2,451	5,590,192
Match Group, Inc.(b)(c)	149,746	11,796,990
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc., Class A(c)	70,599	$13,670,790
Twitter, Inc.(c)	401,367	15,894,133
		52,951,913
Internet & Direct Marketing Retail–0.48%
Amazon.com, Inc.(c)	4,551	10,941,469
eBay, Inc.	264,584	12,877,303
Etsy, Inc.(b)(c)	109,256	8,862,847
		32,681,619
Internet Services & Infrastructure–0.35%
Akamai Technologies, Inc.(b)(c)	122,142	12,341,228
VeriSign, Inc.(c)	64,876	11,324,106
		23,665,334
Investment Banking & Brokerage–0.77%
Charles Schwab Corp. (The)	165,068	11,571,267
Goldman Sachs Group, Inc. (The)	40,505	13,239,059
Morgan Stanley	155,495	13,394,339
Raymond James Financial, Inc.	137,783	13,570,248
		51,774,913
IT Consulting & Other Services–1.32%
Accenture PLC, Class A	42,509	12,687,236
Cognizant Technology Solutions Corp., Class A	150,444	11,238,167
DXC Technology Co.(c)	433,413	15,264,806
EPAM Systems, Inc.(b)(c)	66,179	22,402,914
Gartner, Inc.(c)	47,332	12,419,917
International Business Machines Corp.	106,849	14,834,915
		88,847,955
Leisure Products–0.20%
Hasbro, Inc.(b)	153,175	13,747,456
Life & Health Insurance–1.21%
Aflac, Inc.(b)	220,899	13,379,852
Globe Life, Inc.	136,759	13,343,576
Lincoln National Corp.	218,638	12,665,699
MetLife, Inc.	206,310	13,903,231
Principal Financial Group, Inc.	203,583	14,847,308
Prudential Financial, Inc.(b)	124,894	13,269,988
		81,409,654
Life Sciences Tools & Services–2.25%
Agilent Technologies, Inc.	101,643	12,965,581
Bio-Rad Laboratories, Inc., Class A(c)	24,996	13,442,599
Bio-Techne Corp.	33,043	12,216,988
Charles River Laboratories International, Inc.(c)	51,033	11,945,805
Danaher Corp.	50,454	13,310,774
Illumina, Inc.(c)	43,588	10,438,454
IQVIA Holdings, Inc.(c)	62,006	13,346,792
Mettler-Toledo International, Inc.(c)	10,101	12,991,098
PerkinElmer, Inc.(b)	79,843	11,950,102
Thermo Fisher Scientific, Inc.	25,000	14,189,250
Waters Corp.(c)	42,321	13,879,172
West Pharmaceutical Services, Inc.	36,467	11,318,627
		151,995,242
Managed Health Care–1.00%
Anthem, Inc.	28,468	14,507,578
Shares		Value
Managed Health Care–(continued)
Centene Corp.(c)	158,795	$12,932,265
Humana, Inc.	31,083	14,118,831
Molina Healthcare, Inc.(c)	42,302	12,276,886
UnitedHealth Group, Inc.	27,430	13,626,675
		67,462,235
Metal & Glass Containers–0.16%
Ball Corp.(b)	154,805	10,974,126
Movies & Entertainment–0.60%
Live Nation Entertainment, Inc.(c)	122,018	11,597,811
Netflix, Inc.(c)	38,919	7,684,167
Walt Disney Co. (The)(c)	100,532	11,102,754
Warner Bros Discovery, Inc.(c)	553,499	10,212,057
		40,596,789
Multi-line Insurance–0.62%
American International Group, Inc.	232,370	13,635,472
Assurant, Inc.	77,935	13,770,335
Hartford Financial Services Group, Inc. (The)	197,836	14,345,088
		41,750,895
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(c)	40,555	12,814,569
Multi-Utilities–2.11%
Ameren Corp.(b)	151,390	14,410,814
CenterPoint Energy, Inc.	465,557	14,921,102
CMS Energy Corp.	200,805	14,265,187
Consolidated Edison, Inc.	148,255	14,715,791
Dominion Energy, Inc.	161,015	13,560,683
DTE Energy Co.	104,317	13,843,909
NiSource, Inc.(b)	444,616	13,983,173
Public Service Enterprise Group, Inc.	201,538	13,813,415
Sempra Energy	85,890	14,073,936
WEC Energy Group, Inc.	141,115	14,826,953
		142,414,963
Office REITs–0.50%
Alexandria Real Estate Equities, Inc.	70,292	11,664,958
Boston Properties, Inc.	107,300	11,929,614
Vornado Realty Trust	286,566	10,018,347
		33,612,919
Oil & Gas Equipment & Services–0.61%
Baker Hughes Co., Class A	351,888	12,660,930
Halliburton Co.	354,052	14,339,106
Schlumberger N.V.	308,744	14,189,875
		41,189,911
Oil & Gas Exploration & Production–2.20%
APA Corp.	339,182	15,944,946
ConocoPhillips	134,591	15,122,645
Coterra Energy, Inc.	516,780	17,741,057
Devon Energy Corp.	225,871	16,917,738
Diamondback Energy, Inc.(b)	102,145	15,528,083
EOG Resources, Inc.	114,497	15,681,509
Hess Corp.(b)	139,997	17,229,431
Marathon Oil Corp.	571,648	17,966,896
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	56,971	$15,834,520
		147,966,825
Oil & Gas Refining & Marketing–0.78%
Marathon Petroleum Corp.	168,706	17,172,584
Phillips 66	163,985	16,531,328
Valero Energy Corp.	144,486	18,725,385
		52,429,297
Oil & Gas Storage & Transportation–0.64%
Kinder Morgan, Inc.	731,773	14,408,611
ONEOK, Inc.	200,501	13,202,991
Williams Cos., Inc. (The)	415,206	15,387,534
		42,999,136
Packaged Foods & Meats–2.54%
Campbell Soup Co.(b)	314,088	15,047,956
Conagra Brands, Inc.	440,036	14,472,784
General Mills, Inc.	212,704	14,857,374
Hershey Co. (The)	64,708	13,699,331
Hormel Foods Corp.	262,382	12,770,132
JM Smucker Co. (The)(b)	102,802	12,888,287
Kellogg Co.	221,305	15,433,811
Kraft Heinz Co. (The)	354,526	13,411,719
Lamb Weston Holdings, Inc.(b)	264,321	17,862,813
McCormick & Co., Inc.(b)	137,227	12,723,687
Mondelez International, Inc., Class A	224,038	14,239,855
Tyson Foods, Inc., Class A	151,131	13,542,849
		170,950,598
Paper Packaging–1.28%
Amcor PLC	1,215,146	15,918,413
Avery Dennison Corp.	81,568	14,075,374
International Paper Co.	312,163	15,124,297
Packaging Corp. of America	88,448	13,911,101
Sealed Air Corp.	204,494	12,715,437
WestRock Co.	305,891	14,832,655
		86,577,277
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	50,127	12,764,841
Pharmaceuticals–1.93%
Bristol-Myers Squibb Co.	192,320	14,510,544
Catalent, Inc.(c)	137,797	14,201,359
Eli Lilly and Co.	49,738	15,589,879
Johnson & Johnson	78,211	14,041,221
Merck & Co., Inc.	169,244	15,575,525
Organon & Co.(b)	369,665	14,032,483
Pfizer, Inc.(b)	263,480	13,974,979
Viatris, Inc.(b)	1,321,865	16,219,284
Zoetis, Inc.	71,483	12,218,589
		130,363,863
Property & Casualty Insurance–1.49%
Allstate Corp. (The)	107,352	14,673,945
Chubb Ltd.	65,599	13,860,413
Cincinnati Financial Corp.	108,843	13,916,666
Loews Corp.	217,560	14,248,004
Progressive Corp. (The)	125,498	14,981,951
Travelers Cos., Inc. (The)	76,240	13,650,010
Shares		Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp.(b)	210,462	$14,970,162
		100,301,151
Publishing–0.16%
News Corp., Class A	480,009	8,352,156
News Corp., Class B	148,720	2,614,498
		10,966,654
Railroads–0.52%
CSX Corp.	381,813	12,137,835
Norfolk Southern Corp.	49,544	11,873,715
Union Pacific Corp.	50,646	11,130,978
		35,142,528
Real Estate Services–0.19%
CBRE Group, Inc., Class A(c)	151,251	12,529,633
Regional Banks–2.35%
Citizens Financial Group, Inc.	282,531	11,691,133
Comerica, Inc.	150,444	12,518,445
Fifth Third Bancorp	301,024	11,869,376
First Republic Bank	82,580	12,802,377
Huntington Bancshares, Inc.	899,802	12,489,252
KeyCorp	577,883	11,534,545
M&T Bank Corp.	76,908	13,841,133
PNC Financial Services Group, Inc. (The)	72,715	12,754,938
Regions Financial Corp.	604,523	13,353,913
Signature Bank	45,792	9,903,436
SVB Financial Group(c)	24,963	12,196,173
Truist Financial Corp.	231,800	11,529,732
Zions Bancorporation N.A.	206,278	11,766,097
		158,250,550
Reinsurance–0.20%
Everest Re Group Ltd.	48,801	13,786,283
Research & Consulting Services–1.08%
Equifax, Inc.	59,156	11,983,823
Jacobs Engineering Group, Inc.	105,935	14,840,434
Leidos Holdings, Inc.(b)	129,892	13,573,714
Nielsen Holdings PLC	756,429	19,334,325
Verisk Analytics, Inc.(b)	72,759	12,727,004
		72,459,300
Residential REITs–1.01%
AvalonBay Communities, Inc.	54,931	11,423,451
Camden Property Trust	78,604	11,278,888
Equity Residential	152,593	11,723,720
Essex Property Trust, Inc.	39,418	11,188,799
Mid-America Apartment Communities, Inc.	63,535	11,499,835
UDR, Inc.(b)	233,847	11,177,887
		68,292,580
Restaurants–1.17%
Chipotle Mexican Grill, Inc.(c)	8,977	12,590,692
Darden Restaurants, Inc.	102,675	12,834,375
Domino’s Pizza, Inc.	34,281	12,449,831
McDonald’s Corp.	58,382	14,724,524
Starbucks Corp.	160,100	12,567,850
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Yum! Brands, Inc.	113,926	$13,838,591
		79,005,863
Retail REITs–0.97%
Federal Realty Investment Trust(b)	111,829	12,856,980
Kimco Realty Corp.(b)	558,629	13,211,576
Realty Income Corp.	202,679	13,826,761
Regency Centers Corp.	198,161	13,516,562
Simon Property Group, Inc.	101,846	11,676,644
		65,088,523
Semiconductor Equipment–1.20%
Applied Materials, Inc.	107,126	12,564,809
Enphase Energy, Inc.(c)	77,425	14,415,761
KLA Corp.	40,972	14,948,634
Lam Research Corp.	27,401	14,249,342
SolarEdge Technologies, Inc.(b)(c)	41,660	11,364,431
Teradyne, Inc.(b)	123,925	13,540,045
		81,083,022
Semiconductors–2.54%
Advanced Micro Devices, Inc.(c)	127,002	12,936,424
Analog Devices, Inc.	89,736	15,111,542
Broadcom, Inc.	22,922	13,297,740
Intel Corp.	289,004	12,837,558
Microchip Technology, Inc.	191,847	13,937,685
Micron Technology, Inc.	181,888	13,430,610
Monolithic Power Systems, Inc.	33,469	15,074,103
NVIDIA Corp.	59,933	11,190,690
NXP Semiconductors N.V. (China)	74,177	14,075,827
Qorvo, Inc.(c)	107,135	11,972,336
QUALCOMM, Inc.	86,944	12,452,120
Skyworks Solutions, Inc.	103,850	11,306,149
Texas Instruments, Inc.	77,748	13,742,736
		171,365,520
Soft Drinks–0.67%
Coca-Cola Co. (The)	228,679	14,493,675
Monster Beverage Corp.(c)	180,894	16,121,273
PepsiCo, Inc.	86,158	14,453,005
		45,067,953
Specialized REITs–1.79%
American Tower Corp.(b)	56,400	14,445,732
Crown Castle International Corp.	76,284	14,467,261
Digital Realty Trust, Inc.(b)	97,620	13,626,776
Equinix, Inc.	19,098	13,122,045
Extra Space Storage, Inc.	67,402	12,011,036
Iron Mountain, Inc.(b)	262,123	14,128,430
Public Storage	36,190	11,965,862
SBA Communications Corp., Class A	41,278	13,894,587
Weyerhaeuser Co.	334,303	13,211,654
		120,873,383
Specialty Chemicals–1.74%
Albemarle Corp.	71,688	18,668,989
Celanese Corp.	95,972	15,021,537
DuPont de Nemours, Inc.	182,716	12,397,281
Eastman Chemical Co.(b)	125,641	13,840,613
Ecolab, Inc.	83,381	13,666,980
International Flavors & Fragrances, Inc.	112,113	14,817,975
Shares		Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	110,164	$13,934,644
Sherwin-Williams Co. (The)	56,703	15,198,672
		117,546,691
Specialty Stores–0.56%
Bath & Body Works, Inc.	282,954	11,606,773
Tractor Supply Co.	58,472	10,955,314
Ulta Beauty, Inc.(c)	35,943	15,207,483
		37,769,570
Steel–0.19%
Nucor Corp.(b)	97,931	12,971,940
Systems Software–0.93%
Fortinet, Inc.(b)(c)	47,451	13,957,237
Microsoft Corp.	47,292	12,857,276
NortonLifeLock, Inc.	479,547	11,672,174
Oracle Corp.	170,202	12,240,928
ServiceNow, Inc.(c)	25,862	12,089,709
		62,817,324
Technology Distributors–0.20%
CDW Corp.	77,912	13,234,132
Technology Hardware, Storage & Peripherals–1.21%
Apple, Inc.	85,601	12,740,853
Hewlett Packard Enterprise Co.(b)	800,307	12,484,789
HP, Inc.(b)	364,979	14,175,784
NetApp, Inc.	157,492	11,331,550
Seagate Technology Holdings PLC	151,667	12,841,645
Western Digital Corp.(c)	292,386	17,744,906
		81,319,527
Tobacco–0.45%
Altria Group, Inc.	262,382	14,192,242
Philip Morris International, Inc.	149,039	15,835,394
		30,027,636
Trading Companies & Distributors–0.58%
Fastenal Co.	245,416	13,144,481
United Rentals, Inc.(c)	41,038	12,236,711
W.W. Grainger, Inc.(b)	28,046	13,660,365
		39,041,557
Trucking–0.34%
J.B. Hunt Transport Services, Inc.(b)	66,777	11,524,375
Old Dominion Freight Line, Inc.	43,231	11,163,973
		22,688,348
Water Utilities–0.20%
American Water Works Co., Inc.	87,093	13,172,816
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(c)	106,326	14,172,193
Total Common Stocks & Other Equity Interests (Cost $3,478,359,426)		6,642,424,760
Money Market Funds–1.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(f)	32,245,974	32,245,974
Invesco Liquid Assets Portfolio, Institutional Class, 0.75%(d)(f)	23,176,353	23,174,036
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.54%(d)(f)	36,852,541	$36,852,541
Total Money Market Funds (Cost $92,271,205)		92,272,551
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,570,630,631)		6,734,697,311
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.02%
Invesco Private Government Fund, 0.74%(d)(f)(g)	140,208,660	140,208,660
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.87%(d)(f)(g)	332,843,193	$332,876,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $473,066,227)		473,085,145
TOTAL INVESTMENTS IN SECURITIES–106.93% (Cost $4,043,696,858)		7,207,782,456
OTHER ASSETS LESS LIABILITIES—(6.93)%		(467,053,125)
NET ASSETS–100.00%		$6,740,729,331
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$12,731,529	$5,002,434	$(1,179,508)	$(3,661,599)	$(110,412)	$12,782,444	$327,805
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	27,770,590	176,433,022	(171,957,638)	-	-	32,245,974	27,254
Invesco Liquid Assets Portfolio, Institutional Class	20,025,665	125,989,870	(122,826,885)	1,342	(15,956)	23,174,036	27,811
Invesco Treasury Portfolio, Institutional Class	31,737,817	201,637,739	(196,523,015)	-	-	36,852,541	32,272
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	54,345,079	919,882,361	(834,018,780)	-	-	140,208,660	118,897*
Invesco Private Prime Fund	137,162,094	1,976,365,059	(1,780,581,629)	18,917	(87,956)	332,876,485	367,994*
Total	$283,772,774	$3,405,310,485	$(3,107,087,455)	$(3,641,340)	$(214,324)	$578,140,140	$902,033

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	489	June-2022	$101,009,063	$(2,711,333)	$(2,711,333)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,642,424,760	$—	$—	$6,642,424,760
Money Market Funds	92,272,551	473,085,145	—	565,357,696
Total Investments in Securities	6,734,697,311	473,085,145	—	7,207,782,456
Other Investments - Liabilities*
Futures Contracts	(2,711,333)	—	—	(2,711,333)
Total Investments	$6,731,985,978	$473,085,145	$—	$7,205,071,123

*	Unrealized appreciation (depreciation).
Invesco Equally-Weighted S&P 500 Fund